Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 20,904	$ 42,950	$ 30,980	$ 82,296
Restructuring plan, workforce reduction				75,600
Other restructuring costs				$ 6,700
Restructuring reserve	23,197		23,197		$ 12,525	$ 31,474
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	21,100		21,100		9,100
Facility liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	2,100		2,100		3,400
Restructuring reserve, current	500		500		1,300
Restructuring reserve, noncurrent	$ 1,600		$ 1,600		$ 2,100